UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-3120

Exact name of registrant as specified in charter:	Delaware Group Tax-Free Money Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2007

1

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Tax-Free Money Fund

October 31, 2007

Fixed income mutual fund

Table of contents

> Disclosure of Fund expenses	1
> Sector allocation	2
> Statement of net assets	3
> Statement of operations	5
> Statements of changes in net assets	6
> Financial highlights	7
> Notes to financial statements	9
> Other Fund information	12
> About the organization	14

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period May 1, 2007 to October 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 to October 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Money Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	5/1/07 to
	5/1/07	10/31/07	Ratio	10/31/07*
Actual Fund Return
Class A	$1,000.00	$1,015.20	0.72%	$3.65
Consultant Class	1,000.00	1,015.20	0.72%	3.65
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,021.52	0.72%	$3.66
Consultant Class	1,000.00	1,021.52	0.72%	3.66

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184/366 (to reflect the one-half year period).

Sector allocation

Delaware Tax-Free Money Fund

As of October 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Municipal Bonds	40.94%
Electric Revenue Bonds	3.27%
Escrowed to Maturity Bonds	2.85%
Health Care Revenue Bonds	8.11%
Housing Revenue Bond	6.79%
Local General Obligation Bonds	10.64%
Special Tax Revenue Bond	5.28%
Transportation Revenue Bond	1.39%
Water & Sewer Revenue Bond	2.61%
Variable Rate Demand Notes	58.35%
Corporate Revenue Bonds	8.22%
Education Revenue Bonds	20.89%
Electric Revenue Bond	5.22%
Health Care Revenue Bonds	7.28%
Housing Revenue Bonds	12.82%
Transportation Revenue Bonds	3.92%
Total Value of Securities	99.29%
Receivables and Other Assets Net of Liabilities	0.71%
Total Net Assets	100.00%

Statement of net assets

Delaware Tax-Free Money Fund

October 31, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 40.94%
Electric Revenue Bonds – 3.27%
College Station, Texas Utilities System
Revenue 5.75% 2/1/08 (XLCA)	$ 425,000	$ 426,963
Michigan South Central Power
Agency Supply System Revenue
4.25% 11/1/07 (AMBAC)	200,000	200,000
		626,963
Escrowed to Maturity Bonds – 2.85%
Chicago, Illinois O’Hare International
Airport Revenue 2nd Lien
5.50% 1/1/08 (AMT) (AMBAC)	345,000	345,908
Washington Health Care Facilities
Authority Revenue (Catholic
Health Initiatives) Series A
5.50% 12/1/07 (MBIA)	200,000	200,263
		546,171
Health Care Revenue Bonds – 8.11%
Illinois Financial Authority Revenue
(Swedishamerican Hospital)
5.00% 11/15/07 (AMBAC)	1,000,000	1,000,440
Indiana Health Facilities Financing
Authority Revenue (Ascension
Health Subordinate Credit)
Class A 5.00% 5/1/08	550,000	553,337
		1,553,777
Housing Revenue Bond – 6.79%
Maine Housing Authority Mortgage
Purchase Revenue Series D
4.90% 11/15/07	1,300,000	1,300,709
		1,300,709
Local General Obligation Bonds – 10.64%
Benton, Indiana School Improvement
Building (First Mortgage)
4.00% 1/15/08 (FSA)	240,000	240,114
Corinth, Texas Certificates Obligation
4.50% 2/15/08 (MBIA)	500,000	501,099
Dorchester County, South Carolina
School District No. 002 Series B
4.00% 2/1/08 (MBIA)	580,000	580,330
King & Snohomish Counties,
Washington School District No. 417
(Northshore) 5.50% 12/1/07 (FGIC)	500,000	500,701
Orleans, Lousiana Levee District
Receipts Series A
5.95% 11/1/07 (FSA)	215,000	215,000
		2,037,244
Special Tax Revenue Bond – 5.28%
Lafayette, Louisiana Public
Improvement Sales Tax Series B
7.00% 3/1/08 (FGIC)	1,000,000	1,010,570
		1,010,570
Transportation Revenue Bond – 1.39%
Ohio Transportation Project Revenue
Series 2006-2
4.25% 11/15/07 (AMT)	265,000	265,049
		265,049
Water & Sewer Revenue Bond – 2.61%
Austin, Texas Water & Wastewater
System Revenue Series C
5.00% 11/15/07 (FSA)	500,000	500,242
		500,242
Total Municipal Bonds
(cost $7,840,725)		7,840,725

•Variable Rate Demand Notes – 58.35%
Corporate Revenue Bonds – 8.22%
Allentown, Pennsylvania Commercial
& Industrial Development
Revenue (Diocese of Allentown)
3.57% 12/1/29
(LOC, Wachovia Bank)	300,000	300,000
Butler County, Pennsylvania Industrial
Development Authority Revenue
(Wetterau Finance Co. Project)
3.46% 12/1/14
(LOC, Wachovia Bank)	1,275,000	1,275,000
		1,575,000
Education Revenue Bonds – 20.89%
Allegheny County, Pennsylvania
Higher Education Building
Authority University Revenue
(Carnegie Mellon University)
3.57% 12/1/33
(SPA, Landesbank Hessen)	300,000	300,000
Connecticut Health & Educational
Facility Authority (Yale University)
3.50% 7/1/29	1,000,000	1,000,000
Pennsylvania University Series A
3.43% 4/1/31 (SPA, JPMorgan
Chase Bank)	700,000	700,000
University of Delaware Revenue
Series B 3.57% 11/1/26 (SPA,
Landesbank Hessen)	450,000	450,000
University of Pittsburgh, Pennsylvania
of the Commonwealth System
of Higher Education (University
Capital Project) Series A
3.30% 9/15/13 (SPA, Depfa Bank)	1,550,000	1,550,000
		4,000,000
Electric Revenue Bond – 5.22%
#Georgia Municipal Electric Power
Authority Revenue Series K12
144A 3.29% 1/1/20 (MBIA)	1,000,000	1,000,000
		1,000,000

(continues)     3

Statement of net assets

Delaware Tax-Free Money Fund

	Principal
	Amount	Value
•Variable Rate Demand Notes (continued)
Health Care Revenue Bonds – 7.28%
Northampton County, Pennsylvania
Industrial Development Authority
Revenue (First Mortgage-
Kirkland Village) 3.43% 11/1/30
(LOC, Fleet National Bank)	$ 845,000	$ 845,000
Scranton-Lackawanna, Pennsylvania
Health & Welfare Authority
Revenue (Community Medical
Center Project) 3.46% 7/1/32
(LOC, PNC Bank)	550,000	550,000
		1,395,000
Housing Revenue Bonds – 12.82%
Marietta, Georgia Housing
Authority Multifamily Revenue
(Wood Knoll Project) 3.44% 7/1/24
(Freddie Mac)	1,000,000	1,000,000
Phoenix, Arizona Industrial
Development Authority
Multifamily Housing Revenue
(Sunrise Vista Apartments)
Series A 3.51% 6/1/31 (AMT)
(LOC, Wells Fargo Bank)	600,000	600,000
•Pittsburgh, Pennsylvania Urban
Redevelopment Authority
Revenue (Wood Street Commons
Project) 3.75% 12/1/16 (AMT)
(LOC, Wachovia Bank)	855,000	855,000
		2,455,000
Transportation Revenue Bonds – 3.92%
Pennsylvania Turnpike
Commission Revenue
Series B 3.43% 12/1/22 (AMBAC)
(SPA, JPMorgan Chase)	700,000	700,000
Series Q 3.57% 6/1/27
(SPA, Landesbank)	50,000	50,000
		750,000
Total Variable Rate Demand Notes
(cost $11,175,000)		11,175,000

Total Value of Securities – 99.29%
(cost $19,015,725)©		19,015,725
Receivables and Other Assets
Net of Liabilities – 0.71%		135,555
Net Assets Applicable to 19,160,643
Shares Outstanding – 100.00%		$19,151,280

Net Asset Value – Delaware Tax-Free Money Fund
Class A ($18,728,437 / 18,737,590 Shares)		$1.00
Net Asset Value – Delaware Tax-Free Money Fund
Consultant Class ($422,843 / 423,053 Shares)		$1.00

Components of Net Assets at October 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$19,160,643
Distributions in excess of net investment income		(2,351)
Accumulated net realized loss on investments		(7,012)
Total net assets		$19,151,280

•	Variable rate security. The rate shown is the rate as of October 31, 2007.

#	Security exempt from registration under Rule 144A of the Securities Act of
1933, as amended. At October 31, 2007, the aggregate amount of Rule 144A securities equaled $1,000,000, which represented 5.22% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

©	Also the cost for federal income tax purposes.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
Freddie Mac — Insured by Freddie Mac
FSA — Insured by Financial Security Assurance
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
SPA — Stand-by Purchase Agreement
XLCA — Insured by XL Capital Assurance

See accompanying notes

Statement of operations

Delaware Tax-Free Money Fund

Six Months Ended October 31, 2007 (Unaudited)

Investment Income:
Interest		$390,102

Expenses:
Management fees	$47,423
Registration fees	22,622
Legal fees	10,638
Dividend disbursing and transfer agent fees and expenses	7,859
Audit and tax	6,778
Reports and statements to shareholders	5,579
Accounting and administration expenses	4,214
Pricing fees	543
Trustees’ fees and benefits	472
Insurance fees	262
Consulting fees	158
Custodian fees	124
Dues and services	88
Trustees’ expenses	57
Taxes (other than taxes on income)	18	106,835
Less expenses absorbed or waived		(30,515)
Less expense paid indirectly		(137)
Total operating expenses		76,183
Net Investment Income		313,919

Net Realized Loss on Investments		(676)

Net Increase in Net Assets Resulting from Operations		$313,243

See accompanying notes

Statements of changes in net assets

Delaware Tax-Free Money Fund

	Six Months	Year
	Ended	Ended
	10/31/07	4/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$ 313,919	$ 631,937
Net realized loss on investments	(676)	(6,336)
Net increase in net assets resulting from operations	313,243	625,601

Dividends to Shareholders from:
Net investment income:
Class A	(309,027)	(615,805)
Consultant Class	(7,243)	(16,132)
	(316,270)	(631,937)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,165,779	12,337,805
Consultant Class	98,985	357,235

Net asset value of shares issued upon reinvestment of dividends:
Class A	303,267	595,236
Consultant Class	6,829	16,132
	3,574,860	13,306,408

Cost of shares repurchased:
Class A	(5,661,463)	(15,400,138)
Consultant Class	(253,885)	(370,027)
	(5,915,348)	(15,770,165)
Decrease in net assets derived from capital share transactions	(2,340,488)	(2,463,757)
Net Decrease in Net Assets	(2,343,515)	(2,470,093)

Net Assets:
Beginning of period	21,494,795	23,964,888
End of period (including undistributed (distributions in excess of)
net investment income of $(2,351) and $—, respectively)	$19,151,280	$21,494,795

See accompanying notes

Financial highlights

Delaware Tax-Free Money Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	10/31/07[1]	4/30/07	4/30/06	4/30/05	4/30/04	4/30/03
	(Unaudited)
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	0.015	0.029	0.021	0.009	0.004	0.004
Total from investment operations	0.015	0.029	0.021	0.009	0.004	0.004

Less dividends from:
Net investment income	(0.015)	(0.029)	(0.021)	(0.009)	(0.004)	(0.004)
Total dividends	(0.015)	(0.029)	(0.021)	(0.009)	(0.004)	(0.004)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[2]	1.52%	2.90%	2.07%	0.94%	0.41%	0.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,728	$20,924	$23,397	$26,314	$21,443	$20,196
Ratio of expenses to average net assets	0.72%	0.75%	0.78%	0.72%	0.79%	1.00%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.01%	0.97%	0.88%	0.85%	0.96%	1.00%
Ratio of net investment income to average net assets	2.99%	2.85%	2.06%	0.92%	0.37%	0.45%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	2.70%	2.63%	1.96%	0.79%	0.20%	0.45%

[1] Ratios have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     7

Financial highlights

Delaware Tax-Free Money Fund Consultant Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	10/31/07[1]	4/30/07	4/30/06	4/30/05	4/30/04	4/30/03
	(Unaudited)
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	0.015	0.029	0.021	0.009	0.004	0.004
Total from investment operations	0.015	0.029	0.021	0.009	0.004	0.004

Less dividends from:
Net investment income	(0.015)	(0.029)	(0.021)	(0.009)	(0.004)	(0.004)
Total dividends	(0.015)	(0.029)	(0.021)	(0.009)	(0.004)	(0.004)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[2]	1.52%	2.90%	2.07%	0.94%	0.41%	0.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$423	$571	$568	$606	$696	$764
Ratio of expenses to average net assets	0.72%	0.75%	0.78%	0.72%	0.79%	1.00%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.01%	0.97%	0.88%	0.85%	0.96%	1.00%
Ratio of net investment income to average net assets	2.99%	2.85%	2.06%	0.92%	0.37%	0.45%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	2.70%	2.63%	1.96%	0.79%	0.20%	0.45%

1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Delaware Tax-Free Money Fund

October 31, 2007 (Unaudited)

Delaware Group Tax-Free Money Fund (Trust) is organized as a Delaware statutory trust and offers one series, the Delaware Tax-Free Money Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A and Consultant Class shares. Neither class is subject to a sales charge.

The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective October 31, 2007, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, do not exceed 0.72% of average daily net assets of the Fund through August 31, 2008.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the six months ended October 31, 2007, the Fund was charged $3,649 for these services.

(continues)     9

Notes to financial statements

Delaware Tax-Free Money Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares. Effective June 1, 1990, distribution and service fee payments to DDLP were suspended but may be reinstated in the future. No distribution expenses are paid by Class A shares.

At October 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$ 487
Dividend disbursing, transfer agent, financial
administration fees and other expenses
payable to DSC	1,949
Other expenses payable to DMC and affiliates*	2,735

*	DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended October 31, 2007, the Fund was charged $520 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustees’ retainer, per meeting fees and retirement benefits.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Dividend and Distribution Information

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends paid during the six months ended October 31, 2007 and the year ended April 30, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	10/31/07*	4/30/07
Tax-exempt income	$316,270	$631,937

*	Tax information for the six months ended October 31, 2007 is an estimate and the tax character of dividends may be redesignated at fiscal year end.

4. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of October 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$19,160,643
Distributions payable	(12,875)
Undistributed tax-exempt income	10,524
Realized losses 5/1/07 – 10/31/07	(7,012)
Net assets	$19,151,280

5. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	10/31/07	4/30/07
Shares sold:
Class A	3,165,779	12,337,805
Consultant Class	98,985	357,235

Shares issued upon reinvestment of
dividends:
Class A	303,267	595,236
Consultant Class	6,829	16,132
	3,574,860	13,306,408
Shares repurchased
Class A	(5,661,463)	(15,400,138)
Consultant Class	(253,885)	(370,027)
	(5,915,348)	(15,770,165)
Net decrease	(2,340,488)	(2,463,757)

6. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified on the Statement of net assets.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At October 31, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Statement of net assets.

6. Credit and Market Risk (continued)

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Change of Custodian

On July 26, 2007, Mellon Bank N.A., One Mellon Center, Pittsburgh, PA 15258, became the Fund’s custodian. Prior to July 26, 2007, JPMorgan Chase served as the Fund’s custodian.

Other Fund information (unaudited)

Delaware Tax-Free Money Fund

Board Consideration of Delaware Tax-Free Money Fund Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Tax-Free Money Fund (Fund). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (Lipper), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board Meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (DSC), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange fund investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A and Consultant Class shares in comparison to a group of similar funds as selected by Lipper (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%—the second quartile; the next 25%—the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five, and 10 year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Fund for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

Lipper currently compares the Fund’s Consultant Class shares to a peer group that includes no-load money market funds, several of which charge 12b-1 fees and non 12b-1 service fees (“Distribution Expenses”). Management believes that it would be more appropriate to compare the Fund’s Class A shares to a peer group of no-load funds without Distribution Expenses. Accordingly, the Lipper report prepared for this Fund compares the Fund’s Consultant Class shares and Class A shares to two separate Performance Universes consisting of the Fund and all retail money market funds with and without Distribution Expenses, respectively. When comparing the Fund’s Consultant Class shares and Class A shares to the respective Performance Universes, the Lipper report comparison showed that the Fund’s total return for the one and three year periods was in the third quartile of the Performance Universe. The report further showed that the Fund’s total return for the five and 10 year periods was in the fourth quartile. The Board noted that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the fact that the Fund’s small size serves to drive up its expense ratio, negatively impacting performance. Management explained that efforts to improve the Fund’s expense ratio, as described below, should positively impact performance. The Board was satisfied that management was taking effective action to improve Fund performance and meet the Board’s performance objective.

Board Consideration of Delaware Tax-Free Money Fund Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Fund and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A and Consultant Class shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

When comparing the Fund’s Consultant Class shares, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. When comparing the Fund’s Class A shares, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group but its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through August 2007 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

About the organization

This semiannual report is for the information of Delaware Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern time, for assistance with any questions.

(2488)	Printed in the USA
SA-006 [10/31] CGI 12/07	MF-07-11-051 PO12464

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Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP TAX-FREE MONEY FUND

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 4, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 4, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	January 4, 2008

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